UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
April 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (96.65%)
CONSUMER DISCRETIONARY – (9.29%)
Automobiles & Components – (0.45%)
Harley-Davidson, Inc.	2,106,356	$110,225,609
Consumer Durables & Apparel – (0.38%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	671,000	41,473,145
Hunter Douglas NV (Netherlands)	1,183,216	50,902,261
		92,375,406
Media – (2.08%)
Grupo Televisa S.A.B., ADR (Mexico)	1,607,741	35,322,070
Walt Disney Co.	10,984,500	473,541,795
		508,863,865
Retailing – (6.38%)
Bed Bath & Beyond Inc. *(a)	12,420,143	874,191,765
CarMax, Inc. *	6,109,992	188,615,453
Expedia, Inc.	2,350,500	100,213,568
Groupon, Inc. *	1,679,000	17,973,695
Li & Fung Ltd. (Hong Kong)	31,847,680	68,139,623
Liberty Interactive Corp., Series A *	6,165,360	116,062,902
Netflix Inc. *	1,811,700	145,207,755
Tiffany & Co.	745,000	51,002,700
		1,561,407,461
	Total Consumer Discretionary	2,272,872,341
CONSUMER STAPLES – (14.94%)
Food & Staples Retailing – (9.69%)
Costco Wholesale Corp.	9,573,541	844,051,242
CVS Caremark Corp.	31,094,795	1,387,449,753
Sysco Corp.	2,348,500	67,871,650
Walgreen Co.	2,045,000	71,697,700
		2,371,070,345
Food, Beverage & Tobacco – (5.09%)
Coca-Cola Co.	6,245,545	476,659,995
Diageo PLC (United Kingdom)	10,551,658	265,597,634
Heineken Holding NV (Netherlands)	4,131,808	191,315,260
Kraft Foods Inc., Class A	1,101,780	43,927,969
Nestle S.A. (Switzerland)	644,925	39,506,230
Philip Morris International Inc.	1,784,667	159,745,543
Unilever NV, NY Shares (Netherlands)	1,994,924	68,525,639
		1,245,278,270
Household & Personal Products – (0.16%)
Natura Cosmeticos S.A. (Brazil)	1,695,840	38,922,960
	Total Consumer Staples	3,655,271,575
ENERGY – (10.57%)
Canadian Natural Resources Ltd. (Canada)	20,073,980	697,570,805
China Coal Energy Co., Ltd. - H (China)	85,474,751	98,158,833
Devon Energy Corp.	4,604,951	321,655,827
EOG Resources, Inc.	3,130,266	343,734,510
Occidental Petroleum Corp.	8,025,075	732,047,342
OGX Petroleo e Gas Participacoes S.A. (Brazil)*	14,599,690	101,331,951

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
ENERGY – (CONTINUED)
Schlumberger Ltd.	2,184,760	$161,978,106
Transocean Ltd.	2,592,371	130,629,575
	Total Energy	2,587,106,949
FINANCIALS – (34.80%)
Banks – (6.13%)
Commercial Banks – (6.13%)
Wells Fargo & Co.	44,915,134	1,501,512,929
Diversified Financials – (15.78%)
Capital Markets – (8.66%)
Ameriprise Financial, Inc.	1,810,232	98,132,677
Bank of New York Mellon Corp.	54,673,225	1,293,021,771
Brookfield Asset Management Inc., Class A (Canada)(b)	4,347,420	143,377,912
Charles Schwab Corp.	10,213,500	146,053,050
Goldman Sachs Group, Inc.	965,729	111,203,694
Julius Baer Group Ltd. (Switzerland)	8,570,817	328,139,581
		2,119,928,685
Consumer Finance – (6.01%)
American Express Co.	24,408,038	1,469,607,968
Diversified Financial Services – (1.11%)
Bank of America Corp.	2,641,295	21,420,902
CME Group Inc.	179,300	47,655,251
JPMorgan Chase & Co.	1,735,893	74,608,681
Visa Inc., Class A	1,041,750	128,114,415
		271,799,249
		3,861,335,902
Insurance – (11.88%)
Insurance Brokers – (0.15%)
Aon PLC	725,000	37,555,000
Multi-line Insurance – (3.62%)
Fairfax Financial Holdings Ltd. (Canada)	330,694	135,042,202
Fairfax Financial Holdings Ltd., 144A (Canada)(c)(d)	160,877	65,954,928
Loews Corp.	16,651,421	684,872,946
		885,870,076
Property & Casualty Insurance – (6.18%)
ACE Ltd.	2,627,000	199,573,190
Berkshire Hathaway Inc., Class A *	5,655	683,124,000
Markel Corp. *	86,114	37,914,272
Progressive Corp.	27,810,426	592,362,074
		1,512,973,536
Reinsurance – (1.93%)
Alleghany Corp. *(a)	1,056,752	362,360,261
Everest Re Group, Ltd.	1,102,300	109,237,930
		471,598,191
		2,907,996,803
Real Estate – (1.01%)
Hang Lung Group Ltd. (Hong Kong)	39,391,100	246,998,771
	Total Financials	8,517,844,405
HEALTH CARE – (6.21%)
Health Care Equipment & Services – (3.35%)
Baxter International Inc.	1,943,874	107,710,058

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
Becton, Dickinson and Co.	329,450	$25,845,353
Express Scripts Holding Co. *	12,300,208	686,167,103
		819,722,514
Pharmaceuticals, Biotechnology & Life Sciences – (2.86%)
Agilent Technologies, Inc.	2,400,090	101,235,796
Johnson & Johnson	2,055,069	133,764,441
Merck & Co., Inc.	5,041,110	197,813,157
Roche Holding AG - Genusschein (Switzerland)	1,464,110	267,448,287
		700,261,681
	Total Health Care	1,519,984,195
INDUSTRIALS – (4.89%)
Capital Goods – (1.23%)
Lockheed Martin Corp.	1,896,700	171,727,218
PACCAR Inc.	2,993,000	128,564,315
		300,291,533
Commercial & Professional Services – (1.40%)
Iron Mountain Inc. (a)	11,265,089	342,120,753
Transportation – (2.26%)
China Merchants Holdings International Co., Ltd. (China)	93,281,052	302,374,570
China Shipping Development Co., Ltd. - H (China)	58,448,300	38,043,205
Kuehne & Nagel International AG (Switzerland)	1,736,209	210,988,655
LLX Logistica S.A. (Brazil)*	1,813,720	3,035,316
		554,441,746
	Total Industrials	1,196,854,032
INFORMATION TECHNOLOGY – (8.54%)
Semiconductors & Semiconductor Equipment – (1.98%)
Intel Corp.	3,446,500	97,863,368
Texas Instruments Inc.	12,164,505	388,351,822
		486,215,190
Software & Services – (6.07%)
Activision Blizzard, Inc.	11,762,633	151,443,900
Google Inc., Class A *	1,357,045	821,317,560
Microsoft Corp.	11,326,561	362,619,850
Oracle Corp.	5,112,000	150,267,240
		1,485,648,550
Technology Hardware & Equipment – (0.49%)
Hewlett-Packard Co.	4,812,679	119,161,932
	Total Information Technology	2,091,025,672
MATERIALS – (7.04%)
Air Products and Chemicals, Inc.	3,289,120	281,186,869
BHP Billiton PLC (United Kingdom)	3,957,283	126,807,793
Ecolab Inc.	2,238,200	142,550,958
Martin Marietta Materials, Inc.	1,107,637	91,800,955
Monsanto Co.	6,600,196	502,802,931
Potash Corp. of Saskatchewan Inc. (Canada)	4,114,738	174,794,070
Praxair, Inc.	1,603,220	185,492,554
Rio Tinto PLC (United Kingdom)	2,547,274	141,898,533
Sealed Air Corp.	4,000,999	76,739,161

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
Sino-Forest Corp. (Canada)*(a)	21,599,634	$0
Sino-Forest Corp., Restricted (Canada)*(a)(d)	578,195	0
	Total Materials	1,724,073,824
TELECOMMUNICATION SERVICES – (0.37%)
America Movil SAB de C.V., Series L, ADR (Mexico)	3,353,134	89,361,021
	Total Telecommunication Services	89,361,021
	TOTAL COMMON STOCK – (Identified cost $16,067,159,427)	23,654,394,014
CONVERTIBLE BONDS – (0.07%)
MATERIALS – (0.07%)
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (a)(d)(e)	$61,132,000	18,033,940
	TOTAL CONVERTIBLE BONDS – (Identified cost $61,159,375)	18,033,940
SHORT-TERM INVESTMENTS – (2.72%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.19%, 05/01/12, dated 04/30/12, repurchase value of $242,059,278 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 05/01/26-04/01/42, total market value $246,899,160)	242,058,000	242,058,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.21%, 05/01/12, dated 04/30/12, repurchase value of $424,034,474 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 05/02/12-07/20/41, total market value $432,512,640)	424,032,000	424,032,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $666,090,000)	666,090,000
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.54%)
Merrill Lynch & Co., Inc. Joint Repurchase Agreement, 0.21%, 05/01/12, dated 04/30/12, repurchase value of $132,000,770 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 11/01/41-03/01/42, total market value $134,640,000)	132,000,000	132,000,000
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $132,000,000)	132,000,000
Total Investments – (99.98%) – (Identified cost $16,926,408,802) – (f)		24,470,517,954
Other Assets Less Liabilities – (0.02%)		4,581,633
	Net Assets – (100.00%)	$24,475,099,587
ADR: American Depositary Receipt

*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2012. The aggregate fair value of the securities of affiliated companies held by the Fund as of April 30, 2012, amounts to $1,596,706,719. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares/Principal July 31, 2011	Gross Additions	Gross Reductions	Shares/Principal April 30, 2012	Dividend/ Interest Income
Alleghany Corp. (1)	–	1,056,752	–	1,056,752	$–
Bed Bath & Beyond Inc.	12,420,143	–	–	12,420,143	–
China Shipping Development Co., Ltd. - H (2)	68,979,600	–	10,531,300	58,448,300	–
Iron Mountain Inc.	19,259,589	–	7,994,500	11,265,089	11,941,317
Loews Corp. (2)	23,784,521	–	7,133,100	16,651,421	2,583,784
Martin Marietta Materials, Inc. (2)	2,520,483	–	1,412,846	1,107,637	960,473
Progressive Corp. (2)	36,893,726	–	9,083,300	27,810,426	–
Sealed Air Corp. (2)	17,617,507	–	13,616,508	4,000,999	1,928,551
Sino-Forest Corp.	21,599,634	–	–	21,599,634	–
Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13	$61,132,000	–	–	$61,132,000	1,528,300
Sino-Forest Corp., Restricted	578,195	–	–	578,195	–
Transatlantic Holdings, Inc. (1)(2)	6,089,151	–	6,089,151	–	2,602,666

(1) Gross additions and gross reductions due primarily from corporate action.
(2) Not an affiliate as of April 30, 2012.

(b)
Security is partially on loan – The Fund has entered into a securities lending arrangement with State Street Bank.  Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of April 30, 2012, the Fund had on loan securities valued at $129,017,760; cash of $132,000,000 was received as collateral for the loans. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $65,954,928 or 0.27% of the Fund's net assets as of April 30, 2012.

(d)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $83,988,868 or 0.34% of the Fund's net assets as of April 30, 2012.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

(e)
This security is in default. The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. As of April 30, 2012, the value of defaulted securities amounted to $18,033,940 (cost: $61,159,375) or 0.07% of the Fund's net assets.

(f)	Aggregate cost for federal income tax purposes is $16,926,587,008. At April 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$8,729,639,173
	Unrealized depreciation	(1,185,708,227)
	Net unrealized appreciation	$7,543,930,946

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. These procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities at a discount of a last traded price or in some instances, marking a security to zero. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements – (Continued)

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund's investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs		Total
Equity securities:
Consumer discretionary	$2,272,872,341	$–	$–		$2,272,872,341
Consumer staples	3,655,271,575	–	–		3,655,271,575
Energy	2,587,106,949	–	–		2,587,106,949
Financials	8,517,844,405	–	–		8,517,844,405
Health care	1,519,984,195	–	–		1,519,984,195
Industrials	1,196,854,032	–	–		1,196,854,032
Information technology	2,091,025,672	–	–		2,091,025,672
Materials	1,724,073,824	–	–	a	1,724,073,824
Telecommunication services	89,361,021	–	–		89,361,021
Convertible debt securities	–	18,033,940	–		18,033,940
Short-term securities	–	666,090,000	–		666,090,000
Investment of cash collateral for securities loaned	–	132,000,000	–		132,000,000
Total Investments	$23,654,394,014	$816,123,940	$–		$24,470,517,954

There were no transfers between Level 1 and Level 2 assets during the three months ended April 30, 2012.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended April 30, 2012:

Investment Securitiesa:
Beginning balance	$–
Change in unrealized depreciation	–
Ending balance	$–

Change in unrealized depreciation during the period on Level 3 securities still held at April 30, 2012	$–

a Includes securities valued at zero.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
April 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (97.08%)
CONSUMER DISCRETIONARY – (9.59%)
Consumer Services – (0.76%)
Wynn Resorts Ltd.	1,870	$249,449
Retailing – (8.83%)
Bed Bath & Beyond Inc. *	9,055	637,336
Li & Fung Ltd. (Hong Kong)	125,000	267,443
Tiffany & Co.	15,480	1,059,761
TJX Cos., Inc.	22,780	950,154
		2,914,694
	Total Consumer Discretionary	3,164,143
CONSUMER STAPLES – (17.35%)
Food & Staples Retailing – (4.77%)
Costco Wholesale Corp.	8,690	766,154
CVS Caremark Corp.	18,150	809,853
		1,576,007
Food, Beverage & Tobacco – (11.16%)
Coca-Cola Co.	5,572	425,255
Diageo PLC, ADR (United Kingdom)	6,000	606,720
Mead Johnson Nutrition Co.	5,365	459,029
Nestle S.A. (Switzerland)	20,350	1,246,582
Philip Morris International Inc.	4,140	370,571
Unilever NV, NY Shares (Netherlands)	16,765	575,878
		3,684,035
Household & Personal Products – (1.42%)
Colgate-Palmolive Co.	4,725	467,492
	Total Consumer Staples	5,727,534
ENERGY – (3.84%)
BP PLC, ADR (United Kingdom)	8,314	360,911
Schlumberger Ltd.	5,410	401,097
Spectra Energy Corp.	11,150	342,751
Transocean Ltd.	3,255	164,019
	Total Energy	1,268,778
FINANCIALS – (18.29%)
Banks – (4.19%)
Commercial Banks – (4.19%)
PNC Financial Services Group, Inc.	3,655	242,399
Toronto-Dominion Bank (Canada)	3,395	286,708
U.S. Bancorp	15,000	482,550
Wells Fargo & Co.	11,100	371,073
		1,382,730
Diversified Financials – (4.82%)
Capital Markets – (3.06%)
Bank of New York Mellon Corp.	6,830	161,529
Brookfield Asset Management Inc., Class A (Canada)	8,000	263,840
Charles Schwab Corp.	14,180	202,774
Goldman Sachs Group, Inc.	3,300	379,995
		1,008,138
Diversified Financial Services – (1.76%)
CME Group Inc.	375	99,670
JPMorgan Chase & Co.	8,040	345,559

1

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Diversified Financials – (Continued)
Diversified Financial Services – (Continued)
Visa Inc., Class A	1,100	$135,278
		580,507
		1,588,645
Insurance – (9.28%)
Multi-line Insurance – (3.64%)
Fairfax Financial Holdings Ltd. (Canada)	1,400	571,704
Loews Corp.	15,300	629,289
		1,200,993
Property & Casualty Insurance – (3.44%)
ACE Ltd.	4,000	303,880
Berkshire Hathaway Inc., Class A *	4	483,200
Progressive Corp.	7,350	156,555
W. R. Berkley Corp.	5,080	191,313
		1,134,948
Reinsurance – (2.20%)
Everest Re Group, Ltd.	7,340	727,394
		3,063,335
	Total Financials	6,034,710
HEALTH CARE – (5.43%)
Health Care Equipment & Services – (3.74%)
Baxter International Inc.	8,720	483,175
Becton, Dickinson and Co.	5,380	422,061
CareFusion Corp. *	8,615	223,215
Laboratory Corp. of America Holdings *	1,215	106,786
		1,235,237
Pharmaceuticals, Biotechnology & Life Sciences – (1.69%)
Agilent Technologies, Inc.	5,500	231,990
Valeant Pharmaceuticals International, Inc. (Canada)*	5,820	323,767
		555,757
	Total Health Care	1,790,994
INDUSTRIALS – (11.11%)
Capital Goods – (8.27%)
3M Co.	860	76,849
Lockheed Martin Corp.	5,320	481,673
PACCAR Inc.	32,015	1,375,204
Schindler Holding AG - Participation Certificate (Switzerland)	2,825	365,400
Schneider Electric S.A. (France)	7,005	430,338
		2,729,464
Commercial & Professional Services – (2.84%)
Nielsen Holdings NV *	20,410	596,380
Republic Services, Inc.	12,420	339,936
		936,316
	Total Industrials	3,665,780
INFORMATION TECHNOLOGY – (24.09%)
Semiconductors & Semiconductor Equipment – (5.96%)
Advanced Energy Industries, Inc. *	2,865	34,237
First Solar, Inc. *	6,020	110,738

2

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

	Shares/Units/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Semiconductors & Semiconductor Equipment – (Continued)
Intel Corp.	15,640	$444,098
Texas Instruments Inc.	43,180	1,378,521
		1,967,594
Software & Services – (11.65%)
Automatic Data Processing, Inc.	4,450	247,442
International Business Machines Corp.	1,520	314,762
MasterCard, Inc., Class A	825	373,123
Microsoft Corp.	34,320	1,098,755
Oracle Corp.	28,950	850,985
SAP AG, ADR (Germany)	14,470	959,216
		3,844,283
Technology Hardware & Equipment – (6.48%)
Apple Inc. *	1,255	733,096
Hewlett-Packard Co.	41,990	1,039,672
Nokia Oyj, ADR (Finland)	100,500	366,825
		2,139,593
	Total Information Technology	7,951,470
MATERIALS – (7.38%)
Air Products and Chemicals, Inc.	9,685	827,971
Cemex SAB de C.V., ADR (Mexico)*	36,728	265,543
Potash Corp. of Saskatchewan Inc. (Canada)	7,415	314,989
Praxair, Inc.	5,170	598,169
Sherwin-Williams Co.	3,560	428,197
	Total Materials	2,434,869
TOTAL COMMON STOCK – (Identified cost $25,675,038)		32,038,278
STOCK WARRANTS – (0.47%)
FINANCIALS – (0.47%)
Banks – (0.47%)
Commercial Banks – (0.47%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	14,700	155,820
TOTAL STOCK WARRANTS – (Identified cost $112,678)		155,820
CORPORATE BONDS – (0.90%)
MATERIALS – (0.90%)
Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (a)	$300,000	297,000
TOTAL CORPORATE BONDS – (Identified cost $296,727)		297,000

3

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

	Principal	Value
SHORT-TERM INVESTMENTS – (1.53%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.19%, 05/01/12, dated 04/30/12, repurchase value of $183,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 05/01/26-04/01/42, total market value $186,660)	$183,000	$183,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.21%, 05/01/12, dated 04/30/12, repurchase value of $320,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.00%, 05/02/12-07/20/41, total market value $326,400)	320,000	320,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $503,000)		503,000
Total Investments – (99.98%) – (Identified cost $26,587,443) – (b)		32,994,098
Other Assets Less Liabilities – (0.02%)		7,493
	Net Assets – (100.00%)	$33,001,591

ADR: American Depositary Receipt

*	Non-Income producing security.
(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $297,000 or 0.90% of the Fund's net assets as of April 30, 2012.

(b)	Aggregate cost for federal income tax purposes is $26,595,334. At April 30, 2012 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$6,882,576
Unrealized depreciation	(483,812)
Net unrealized appreciation	$6,398,764

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P., the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

4

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
April 30, 2012 (Unaudited)

Security Valuation – (Continued)

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2012 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$3,164,143	$–	$–	$3,164,143
Consumer staples	5,727,534	–	–	5,727,534
Energy	1,268,778	–	–	1,268,778
Financials	6,190,530	–	–	6,190,530
Health care	1,790,994	–	–	1,790,994
Industrials	3,665,780	–	–	3,665,780
Information technology	7,951,470	–	–	7,951,470
Materials	2,434,869	–	–	2,434,869
Corporate debt securities	–	297,000	–	297,000
Short-term securities	–	503,000	–	503,000
Total Investments	$32,194,098	$800,000	$–	$32,994,098

There were no transfers between Level 1 and Level 2 assets during the three months ended April 30, 2012.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

5

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

 EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date:  June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
 Kenneth C. Eich
 Principal Executive Officer

Date:  June 29, 2012

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date:  June 29, 2012